UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 11/04/2009


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      50
Form 13F Information Table Value Total:       $124,297


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     2133    62924 SH       DEFINED                 58289        0     4635
Amgen Inc                      COM              031162100     3178    52757 SH       DEFINED                 49982        0     2775
Automatic Data Processing Inc  COM              053015103     5028   127934 SH       DEFINED                122194        0     5740
Avery Dennison Corp            COM              053611109     2627    72940 SH       DEFINED                 68515        0     4425
BP P.L.C. Spons ADR            COM              055622104      761    14292 SH       SOLE                    14292        0        0
Bristol-Myers Squibb Co        COM              110122108      401    17800 SH       SOLE                    17800        0        0
Capital One Finl Corp          COM              14040H105     1396    39064 SH       DEFINED                 35519        0     3545
Carnival Corp                  COM              143658300     2343    70415 SH       DEFINED                 66455        0     3960
Chevron Corp New               COM              166764100      818    11611 SH       DEFINED                  9465        0     2146
Citigroup Inc                  COM              172967101       58    11921 SH       SOLE                    11921        0        0
Devon Energy Corp              COM              25179M103     3667    54463 SH       DEFINED                 51482        0     2981
Disney Walt Co.                COM              254687106     3093   112636 SH       DEFINED                107561        0     5075
EMC Corporation                COM              268648102     2829   166032 SH       DEFINED                157947        0     8085
Ecolab Inc                     COM              278865100     2443    52835 SH       DEFINED                 49975        0     2860
Electronic Arts                COM              285512109      768    40324 SH       DEFINED                 37284        0     3040
Exxon Mobil Corp               COM              30231G102     3217    46884 SH       SOLE                    46884        0        0
FPL Group Inc                  COM              302571104      366     6622 SH       SOLE                     6622        0        0
General Electric Co            COM              369604103     2478   150927 SH       DEFINED                150712        0      215
Hewlett-Packard Co             COM              428236103     4924   104302 SH       DEFINED                 99087        0     5215
Intl Business Machines         COM              459200101     6111    51090 SH       DEFINED                 49065        0     2025
JPMorgan Chase & Co            COM              46625H100     3340    76229 SH       DEFINED                 72119        0     4110
Jacobs Engineering             COM              469814107     1223    26610 SH       DEFINED                 25240        0     1370
Johnson & Johnson              COM              478160104     4377    71886 SH       DEFINED                 69296        0     2590
Life Technologies              COM              53217V109     1027    22055 SH       DEFINED                 20835        0     1220
McDonalds Corp                 COM              580135101      413     7240 SH       SOLE                     7240        0        0
Medtronic Inc                  COM              585055106     1460    39661 SH       DEFINED                 37386        0     2275
Microsoft Corp                 COM              594918104     5267   204769 SH       DEFINED                195019        0     9750
Motorola Inc                   COM              620076109      252    29323 SH       SOLE                    29323        0        0
Nighthawk Radiology Hldgs Inc  COM              65411N105      311    43010 SH       DEFINED                 38835        0     4175
Nordstrom Inc                  COM              655664100     4118   134824 SH       DEFINED                128664        0     6160
Omnicom Group                  COM              681919106     4948   133944 SH       DEFINED                128064        0     5880
Pepsico Inc                    COM              713448108     5577    95074 SH       DEFINED                 91214        0     3860
Pfizer Inc                     COM              717081103     1082    65351 SH       DEFINED                 65101        0      250
Pitney Bowes Inc               COM              724479100      547    22025 SH       SOLE                    22025        0        0
Precision Castparts Corp       COM              740189105     1317    12925 SH       DEFINED                 12210        0      715
Procter & Gamble Company       COM              742718109     7548   130317 SH       DEFINED                126322        0     3995
Qualcomm Inc.                  COM              747525103      605    13460 SH       SOLE                    13460        0        0
Raytheon Co                    COM              755111507      363     7574 SH       SOLE                     7574        0        0
SVB Financial Group            COM              78486Q101      531    12275 SH       DEFINED                 11355        0      920
Sara Lee Corp                  COM              803111103      121    10850 SH       SOLE                    10850        0        0
Schlumberger Limited           COM              806857108     6035   101260 SH       DEFINED                 96390        0     4870
Stericycle Inc.                COM              858912108     1785    36850 SH       DEFINED                 34830        0     2020
Swift Energy Co                COM              870738101     1285    54268 SH       DEFINED                 49843        0     4425
Teva Pharmaceutical Inds ADR   COM              881624209     3507    69371 SH       DEFINED                 65586        0     3785
Texas Instruments Incorporated COM              882508104      379    16000 SH       SOLE                    16000        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2281   101381 SH       DEFINED                 96215        0     5166
Wal Mart Stores Inc            COM              931142103     6692   136323 SH       DEFINED                130128        0     6195
Walgreen Co.                   COM              931422109     6118   163272 SH       DEFINED                156632        0     6640
Western Union Corp             COM              959802109     2161   114193 SH       DEFINED                107858        0     6335
Wyeth Corp                     COM              983024100      988    20344 SH       SOLE                    20344        0        0